Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Components of Income Tax Expense (Benefit)
The table below presents the current and deferred components of income tax expense (benefit) for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Current:
Federal	$—	$—	$(387)
State	—	—	3
Foreign	—	—	—
Total current income tax expense (benefit)	—	—	(384)

Deferred:
Federal	(9,376)	(3,064)	—
State	(1,893)	(595)	—
Foreign	—	—	—
Total deferred income tax expense (benefit)	(11,269)	(3,659)	—

Total income tax expense (benefit)	$(11,269)	$(3,659)	$(384)

Schedule of Effective Income Tax Rate	A reconciliation of the U.S. federal statutory income tax expense to actual income tax expense is as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Effective tax rate	14.3%	11.8%

A reconciliation of the U.S. federal statutory income tax expense to actual income tax expense is as follows:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Income (loss) before income taxes	$(72,806)	$(18,033)	$(1,718)
Federal statutory income tax rate	21.0%	21.0%	21.0%
Expected federal provision (benefit) for income taxes at the federal statutory income tax rate	(15,289)	(3,787)	(361)
State income tax (benefit), net of federal tax benefit	(1,946)	(595)	29
Research and development tax credits	324	(20)	(460)
Permanent differences	1,931	57	(17)
Tax (benefits) / non-deductible expenses related to equity-based compensation	5,228	—	(119)
Acquisition costs	(1,106)	685	—
Reserves for unrecognized income tax benefits	(273)	1	386
Change in valuation allowance	458	—	129
Other	(596)	—	29
Total tax expense (benefit)	$(11,269)	$(3,659)	$(384)

Effective tax rate	15.5%	20.3%	22.4%

Schedule of Deferred Tax Assets and Liabilities
The table below presents the components of the deferred tax assets, net and deferred tax liabilities:

	Successor as of
	December 31, 2021	December 31, 2020
Deferred tax assets:
Accrued expenses and reserves	$1,106	$493
Deferred rent	58	82
Tax credit carryforwards	226	346
Deferred revenue	636	1,168
Net operating loss carryforwards	12,052	3,467
Interest disallowance	1,921	271
Equity-based compensation	566	—
Other assets	14	—
Total deferred tax assets	16,579	5,827
Less: valuation allowance	(515)	(57)
Deferred tax assets, net of valuation allowance	16,064	5,770

Deferred tax liabilities:
Depreciation and amortization	(23,922)	(12,949)
Other	(743)	(188)
Deferred tax liabilities	(24,665)	(13,137)
Total net deferred tax assets (liabilities)	$(8,601)	$(7,367)

Schedule of Unrecognized Tax Benefits Roll Forward
The table below presents changes in reserves for unrecognized income tax benefits for the periods presented:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Unrecognized tax benefits, beginning of period	$1,671	$1,671	$1,275
Increase (decrease) for tax positions taken related to a prior period	(291)	—	105
Increase (decrease) for tax positions taken during the current period	—	—	291
Unrecognized tax benefits, end of period	$1,380	$1,671	$1,671